Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Major Components of Income Tax Expense
The major components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are:

	2019		2018		2017
Current tax expense	Ps.	11,652	Ps.	10,480	Ps.	18,592
Deferred tax expense (income):
Origination and reversal of temporary differences		127		491		(7,546)
(Recognition) of tax losses, net		(1,201)		(927)		(823)
Change in the statutory rate		(102)		125		(10)

Total deferred tax income expense (benefit)		(1,176)		(311)		(8,379)

Total income taxes	Ps.	10,476		Ps. 10,169	Ps.	10,213

Schedule of Recognized in Consolidated Statement of Other Comprehensive Income
Recognized in Consolidated Statement of Other Comprehensive Income (“OCI”)

Income tax related to items charged or recognized directly in OCI during the period:	2019		2018		2017
Unrealized loss on cash flow hedges	Ps.	(391)	Ps.	(293)	Ps.	(191)
Exchange differences on translation of foreign operations		(1,667)		(2,647)		387
Remeasurements of the net defined benefit liability		(371)		287		(154)
Share of the other comprehensive income of equity accounted investees		288		989		(1,465)

Total income tax benefit recognized in OCI	Ps.	(2,141)	Ps.	(1,664)	Ps.	(1,423)

Schedule of Domestic Tax Rate
A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019	2018	2017
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(2.2%)	(4.0%)	(5.7%)
Annual inflation tax adjustment	0.2%	(1.2%)	0.5%
Difference between statutory income tax rates	0.9%	1.8%	1.2%
Repatriation of capital benefit decree	—	—	(22.6%)
Non-deductible expenses	4.5%	3.2%	2.6%
Non-taxable income	(1.0%)	(0.5%)	—
Effect of changes in Argentina tax law	(0.3%)	(0.9%)	—
Income tax credits	—	—	(2.0%)
Venezuela deconsolidation effect	—	—	28.6%
Others	0.3%	1.8%	(4.1%)

	32.4%	30.2%	28.6%

Schedule of Deferred Income Tax
Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2019		December 31, 2018		2019		2018		2017
Allowance for doubtful accounts	Ps.	(437)	Ps.	(416)	Ps.	(43)	Ps.	93	Ps.	16
Inventories		76		80		(6)		(27)		(71)
Other current assets		256		75		182		(31)		34
Property, plant and equipment, net		(4,068)		(3,841)		(320)		(851)		(2,349)
Investments in equity accounted investees		(5,482)		(5,979)		7		40		(5,094)
Other assets		137		212		59		(82)		(155)
Finite useful lived intangible assets		(111)		271		(345)		627		207
Indefinite lived intangible assets		10,788		10,331		1,220		758		968
Post-employment and other long-term employee benefits		(1,067)		(1,058)		(2)		(148)		(77)
Derivative financial instruments		(9)		21		(31)		(63)		(171)
Provisions		(1,216)		(2,761)		1,359		1,122		(636)
Temporary non-deductible provision		(3,183)		(1,400)		(1,797)		(293)		(144)
Employee profit sharing payable		(430)		(403)		8		(27)		(11)
Tax loss carryforwards		(10,309)		(9,558)		(1,201)		(927)		(547)
Tax credits to recover (2)		(1,855)		(1,855)		(122)		(109)		(1,059)
Other comprehensive income (1)		(596)		229		29		(54)		(224)
Exchange differences on translation of foreign operations in OCI		3,959		5,202		—		—		—
Other liabilities		533		193		(3)		(324)		948
Right of use from leases, net		(561)		—		(577)		—		—

Deferred tax income					Ps.	(1,583)	Ps.	(296)	Ps.	(8,355)
Deferred tax income net recorded in share of the profit of equity accounted investees						407		(15)		(24)

Deferred tax income, net					Ps.	(1,176)	Ps.	(311)	Ps.	(8,379)

Deferred income taxes, net		(13,575)		(10,657)
Deferred tax asset		(20,521)		(16,543)
Deferred tax liability		Ps. 6,946	Ps.	5,886

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)
Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related
parties.

Schedule of Deferred Tax related to Other Comprehensive Income (AOCI)
Deferred tax related to Accumulated Other Comprehensive Income (“AOCI”)

Income tax related to items charged or recognized directly in AOCI as of the year:	2019		2018
Unrealized loss on derivative financial instruments	Ps.	(36)	Ps.	361
Remeasurements of the net defined benefit liability		(560)		(132)

Total deferred tax loss related to AOCI	Ps.	(596)	Ps.	229

Schedule of Changes in Net Deferred Income Tax Asset
The changes in the balance of the net deferred income tax asset are as follows:

	2019		2018		2017
Balance at the beginning of the period	Ps.	(10,657)	Ps.	(9,720)	Ps.	(1,016)
Deferred tax provision for the period		(1,176)		(311)		(8,218)
Deferred tax income net recorded in share of the profit of equity accounted investees		(406)		165		(67)
Acquisition of subsidiaries		(382)		(316)		(367)
Effects in equity:
Unrealized (gain) on cash flow hedges		(391)		(445)		(83)
Exchange differences on translation of foreign operations		(2,121)		(1,762)		(1,472)
Remeasurements of the net defined benefit liability		(204)		543		131
Retained earnings of equity accounted investees		384		54		(38)
Cash flow hedges in foreign investments		425		310		(540)
Restatement effect of the period and beginning balances associated with hyperinflationary economies		953		438		1,689
Disposal of subsidiaries		—		387		—
Deconsolidation of subsidiaries		—		—		261

Balance at the end of the period	Ps.	(13,575)	Ps.	(10,657)	Ps.	(9,720)

Schedule of Tax Loss Carryforwards
The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and corresponding years of expiration are as follows:

Year	Tax Loss Carryforwards
2020	Ps.	825
2021		351
2022		221
2023		227
2024		610
2025		4,876
2026		4,706
2027		35
2028		2,247
2029 and thereafter		3,984
No expiration (Brazil and Colombia)		14,454

	Ps.	32,536

Summary of Changes in the Balance of Tax Loss Carryforwards
The changes in the balance of tax loss carryforwards are as follows:

	2019		2018
Balance at beginning of the period	Ps.	29,941	Ps.	29,487
Derecognized		(377)		(306)
Additions		7,194		4,124
Usage of tax losses		(2,947)		(1,385)
Translation effect of beginning balances		(1,275)		(1,979)

Balance at end of the period	Ps.	32,536	Ps.	29,941